Environmental Rehabilitation Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Environmental Rehabilitation Obligation [Abstract]
Environmental rehabilitation provision	$ 10.2	$ 12.3
Average discount rate	2.83%	3.01%
Reclamation expenditures amount	$ 0.7	$ 0.5
Reclamation deposit paid amount	0.3	0.5
Received reclamation deposit	$ 1.2